Expense Example - Investor A, Institutional - BlackRock International Impact Fund	Feb. 09, 2021 USD ($)
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 87
Expense Example, with Redemption, 3 Years	271
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	631
Expense Example, with Redemption, 3 Years	$ 856